Portfolio of Investments
Touchstone Balanced Fund – March 31, 2022 (Unaudited)
Shares		Market Value
	Common Stocks — 64.7%
	Information Technology — 19.1%
17,617	Apple, Inc.	$ 3,076,105
4,367	International Business Machines Corp.	567,797
12,059	Microsoft Corp.	3,717,910
11,246	Oracle Corp.	930,382
3,762	PayPal Holdings, Inc.*	435,075
5,146	salesforce, Inc.*	1,092,599
8,036	SS&C Technologies Holdings, Inc.	602,861
5,122	Texas Instruments, Inc.	939,785
4,468	Visa, Inc. - Class A	990,868
2,796	Workday, Inc. - Class A*	669,530
		13,022,912
	Communication Services — 9.7%
1,000	Alphabet, Inc. - Class C*	2,792,990
9,870	AT&T, Inc.	233,229
15,413	Comcast Corp. - Class A	721,637
11,397	Fox Corp. - Class A	449,612
6,673	Meta Platforms, Inc. - Class A*	1,483,808
1,377	Netflix, Inc.*	515,810
3,151	Walt Disney Co. (The)*	432,191
		6,629,277
	Health Care — 9.2%
5,185	AmerisourceBergen Corp.	802,171
8,055	BioMarin Pharmaceutical, Inc.*	621,041
16,566	Bristol-Myers Squibb Co.	1,209,815
3,411	HCA Healthcare, Inc.	854,865
7,614	Johnson & Johnson	1,349,429
2,825	UnitedHealth Group, Inc.	1,440,665
		6,277,986
	Financials — 7.4%
28,524	Bank of America Corp.	1,175,759
5,607	Berkshire Hathaway, Inc. - Class B*	1,978,767
3,522	Goldman Sachs Group, Inc. (The)	1,162,612
297	Markel Corp.*	438,146
989	Signature Bank	290,262
		5,045,546
	Consumer Discretionary — 7.0%
3,019	Airbnb, Inc. - Class A*	518,543
3,142	Alibaba Group Holding Ltd. (China) ADR*	341,850
731	Amazon.com, Inc.*	2,383,023
7,922	Hilton Worldwide Holdings, Inc.*	1,202,084
3,984	Starbucks Corp.	362,425
		4,807,925
	Industrials — 5.4%
1,134	Deere & Co.	471,132
1,118	FedEx Corp.	258,694
4,447	Hubbell, Inc.	817,225
1,269	Parker-Hannifin Corp.	360,091
12,231	Raytheon Technologies Corp.	1,211,725
12,061	Southwest Airlines Co.*	552,394
		3,671,261
	Consumer Staples — 2.3%
9,646	Monster Beverage Corp.*	770,715
8,556	Philip Morris International, Inc.	803,751
		1,574,466
	Energy — 2.0%
10,485	Exxon Mobil Corp.	865,956
11,589	Schlumberger NV	478,742
		1,344,698
Shares		Market Value

	Real Estate — 1.6%
4,451	Jones Lang LaSalle, Inc.*	$ 1,065,837
	Materials — 1.0%
9,297	DuPont de Nemours, Inc.	684,073
	Total Common Stocks	$44,123,981
Principal Amount
	Corporate Bonds — 14.9%
	Financials — 4.7%
$ 150,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust (Ireland), 2.450%, 10/29/26	138,710
130,000	Allstate Corp. (The), 1.450%, 12/15/30	112,398
74,000	American Express Co., 2.250%, 3/4/25	72,768
60,000	American Financial Group, Inc., 5.250%, 4/2/30	64,723
112,000	Ares Capital Corp., 3.250%, 7/15/25	108,778
81,000	Bank of America Corp., 2.687%, 4/22/32	74,501
82,000	Bank of America Corp., 3.705%, 4/24/28	82,648
119,000	Bank of America Corp., MTN, 4.000%, 1/22/25	121,304
94,000	Bank of Montreal (Canada), 3.803%, 12/15/32	93,047
70,000	Berkshire Hathaway Finance Corp., 4.250%, 1/15/49	76,617
142,000	Charles Schwab Corp. (The), 1.150%, 5/13/26	132,399
94,000	Charles Schwab Corp. (The), 5.000%(A)	93,647
128,000	Citigroup, Inc., 0.981%, 5/1/25	122,114
77,000	Citigroup, Inc., 3.200%, 10/21/26	76,498
45,000	Citigroup, Inc., 4.750%, 5/18/46	48,374
138,000	Corestates Capital III, 144a, (3M LIBOR +0.570%), 1.076%, 2/15/27(B)	132,487
122,000	Goldman Sachs Group, Inc. (The), 2.615%, 4/22/32	110,897
105,000	Goldman Sachs Group, Inc. (The), 3.615%, 3/15/28	104,950
55,000	Goldman Sachs Group, Inc. (The), 3.691%, 6/5/28	55,147
126,000	Huntington Bancshares, Inc., 2.550%, 2/4/30	118,289
128,000	JPMorgan Chase & Co., 2.956%, 5/13/31	119,785
100,000	JPMorgan Chase & Co., 3.509%, 1/23/29	99,708
200,000	Lloyds Banking Group PLC (United Kingdom), 3.574%, 11/7/28	195,681
112,000	Mastercard, Inc., 2.000%, 11/18/31	102,122
109,000	Morgan Stanley, 3.950%, 4/23/27	110,926
77,000	Northwestern Mutual Life Insurance Co. (The), 144a, 3.850%, 9/30/47	75,109
132,000	PNC Capital Trust, (3M LIBOR +0.570%), 1.093%, 6/1/28(B)	123,432
92,000	Prudential Financial, Inc., 5.125%, 3/1/52	93,003
120,000	Toronto-Dominion Bank (The) (Canada), MTN, 1.150%, 6/12/25	113,388
197,000	Truist Bank, Ser A, (3M LIBOR +0.670%), 1.180%, 5/15/27(B)	187,867
22,000	Truist Financial Corp., MTN, 2.850%, 10/26/24	22,004
		3,183,321
	Consumer Discretionary — 1.5%
135,000	BAT Capital Corp. (United Kingdom), 3.557%, 8/15/27	131,596
58,000	Brunswick Corp., 4.400%, 9/15/32	57,350
60,000	Ford Motor Co., 3.250%, 2/12/32	53,498
105,000	General Motors Financial Co., Inc., 3.100%, 1/12/32	94,390
56,000	General Motors Financial Co., Inc., 5.650%, 1/17/29	60,560
59,000	Home Depot, Inc. (The), 5.950%, 4/1/41	76,265
94,000	Hyundai Capital America, 144a, 2.650%, 2/10/25	91,170
113,000	Lowe's Cos., Inc., 4.500%, 4/15/30	120,934
58,000	Magallanes, Inc., 144a, 4.279%, 3/15/32	58,347
58,000	Magallanes, Inc., 144a, 5.141%, 3/15/52	59,354
142,000	Procter & Gamble Co. (The), 1.200%, 10/29/30	123,688
26,000	Toll Brothers Finance Corp., 3.800%, 11/1/29	25,142
95,000	Walmart, Inc., 2.850%, 7/8/24	96,144
		1,048,438

Touchstone Balanced Fund (Unaudited) (Continued)
Principal Amount		MarketValue
	Corporate Bonds — 14.9% (Continued)
	Industrials — 1.3%
$ 98,000	Amcor Flexibles North America, Inc., 2.630%, 6/19/30	$ 90,324
53,000	Boeing Co. (The), 5.805%, 5/1/50	61,172
81,000	Burlington Northern Santa Fe LLC, 5.750%, 5/1/40	101,026
54,000	Carrier Global Corp., 3.577%, 4/5/50	49,386
118,000	CNH Industrial Capital LLC, 1.450%, 7/15/26	108,493
94,000	FedEx Corp., 5.100%, 1/15/44	105,063
99,000	John Deere Capital Corp., MTN, 2.450%, 1/9/30	94,635
81,000	Norfolk Southern Corp., 4.837%, 10/1/41	91,293
103,000	Roper Technologies, Inc., 2.950%, 9/15/29	99,293
117,000	Xylem, Inc., 1.950%, 1/30/28	108,474
		909,159
	Utilities — 1.2%
52,000	American Water Capital Corp., 6.593%, 10/15/37	67,506
83,000	CMS Energy Corp., 4.750%, 6/1/50	82,170
74,000	Duke Energy Progress LLC, 4.150%, 12/1/44	76,227
72,000	Edison International, 4.125%, 3/15/28	71,524
82,000	FirstEnergy Transmission LLC, 144a, 5.450%, 7/15/44	89,481
104,000	Ohio Power Co., Ser R, 2.900%, 10/1/51	86,132
126,000	Pacific Gas and Electric Co., 3.500%, 8/1/50	100,619
89,000	PacifiCorp., 5.750%, 4/1/37	104,768
188,000	WEC Energy Group, Inc., (3M LIBOR +2.112%), 2.619%, 5/15/67(B)	159,424
		837,851
	Communication Services — 1.2%
42,000	Alphabet, Inc., 1.900%, 8/15/40	34,178
76,000	AT&T, Inc., 3.850%, 6/1/60	67,987
54,000	AT&T, Inc., 4.500%, 5/15/35	57,136
79,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 6.484%, 10/23/45	90,014
74,000	Comcast Corp., 4.000%, 3/1/48	75,735
36,000	Deutsche Telekom International Finance BV (Germany), 8.750%, 6/15/30	48,308
122,000	Netflix, Inc., 144a, 4.875%, 6/15/30	129,625
51,000	Paramount Global, 4.950%, 5/19/50	53,146
118,000	T-Mobile USA, Inc., 3.875%, 4/15/30	118,467
141,000	Verizon Communications, Inc., 2.987%, 10/30/56	115,980
		790,576
	Health Care — 1.2%
84,000	AbbVie, Inc., 4.450%, 5/14/46	89,906
76,000	Becton Dickinson and Co., 4.685%, 12/15/44	81,693
86,000	CommonSpirit Health, 4.187%, 10/1/49	85,530
100,000	CommonSpirit Health, 4.200%, 8/1/23	101,579
73,000	CVS Health Corp., 5.125%, 7/20/45	82,487
104,000	DH Europe Finance II Sarl, 3.250%, 11/15/39	99,752
45,000	Johnson & Johnson, 2.900%, 1/15/28	45,272
93,000	Mylan, Inc., 4.550%, 4/15/28	94,181
107,000	UnitedHealth Group, Inc., 3.500%, 8/15/39	106,240
		786,640
	Information Technology — 1.0%
67,000	Apple, Inc., 4.650%, 2/23/46	79,240
116,000	Broadcom, Inc., 4.150%, 11/15/30	117,580
112,000	Microchip Technology, Inc., 144a, 0.983%, 9/1/24	106,133
49,000	Microsoft Corp., 3.500%, 2/12/35	51,326
90,000	NXP BV / NXP Funding LLC (China), 144a, 5.350%, 3/1/26	95,584
46,000	Oracle Corp., 2.650%, 7/15/26	44,167
32,000	Oracle Corp., 3.600%, 4/1/40	27,785
65,000	Visa, Inc., 4.150%, 12/14/35	70,696
96,000	VMware, Inc., 1.400%, 8/15/26	88,253
		680,764
Principal Amount		MarketValue

	Energy — 1.0%
$ 78,000	Boardwalk Pipelines LP, 4.800%, 5/3/29	$ 80,675
65,000	Canadian Natural Resources Ltd. (Canada), 6.250%, 3/15/38	77,730
74,000	Cenovus Energy, Inc. (Canada), 5.250%, 6/15/37	80,178
60,000	Continental Resources, Inc., 144a, 5.750%, 1/15/31	65,628
115,000	Energy Transfer LP, 4.150%, 9/15/29	115,353
66,000	Midwest Connector Capital Co. LLC, 144a, 3.900%, 4/1/24	66,253
93,000	NGPL PipeCo LLC, 144a, 7.768%, 12/15/37	116,738
20,000	Sabine Pass Liquefaction LLC, 5.000%, 3/15/27	21,188
48,000	Valero Energy Corp., 4.000%, 6/1/52	45,086
		668,829
	Real Estate — 0.9%
100,000	Crown Castle International Corp. REIT, 3.650%, 9/1/27	99,432
84,000	Equinix, Inc. REIT, 2.900%, 11/18/26	81,462
122,000	Host Hotels & Resorts LP REIT, Ser F, 4.500%, 2/1/26	124,927
88,000	Invitation Homes Operating Partnership LP REIT, 4.150%, 4/15/32	89,885
55,000	Mid-America Apartments LP REIT, 3.750%, 6/15/24	55,833
74,000	Sabra Health Care LP REIT, 5.125%, 8/15/26	75,788
37,000	STORE Capital Corp. REIT, 4.500%, 3/15/28	37,993
63,000	STORE Capital Corp. REIT, 4.625%, 3/15/29	65,388
		630,708
	Consumer Staples — 0.8%
127,000	7-Eleven, Inc., 144a, 0.950%, 2/10/26	115,568
121,000	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc. (Belgium), 4.900%, 2/1/46	134,507
33,000	JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc., 144a, 4.375%, 2/2/52	28,699
64,000	Kroger Co. (The), 5.000%, 4/15/42	71,072
96,000	Mars, Inc., 144a, 3.875%, 4/1/39	97,142
55,000	PepsiCo, Inc., 1.625%, 5/1/30	49,457
65,000	Starbucks Corp., 3.350%, 3/12/50	58,491
		554,936
	Materials — 0.1%
83,000	Sherwin-Williams Co. (The), 4.500%, 6/1/47	87,860
	Total Corporate Bonds	$10,179,082
	U.S. Treasury Obligations — 14.2%
1,175,000	U.S. Treasury Bond, 1.750%, 8/15/41	1,019,496
15,000	U.S. Treasury Bond, 1.875%, 2/15/51	13,113
360,000	U.S. Treasury Bond, 2.250%, 2/15/52	345,094
3,170,000	U.S. Treasury Note, 0.125%, 4/30/23	3,114,401
1,805,000	U.S. Treasury Note, 0.250%, 10/31/25	1,666,029
1,650,000	U.S. Treasury Note, 0.750%, 5/31/26	1,536,434
935,000	U.S. Treasury Note, 0.875%, 1/31/24	911,808
1,106,000	U.S. Treasury Note, 1.625%, 5/15/31	1,041,886
	Total U.S. Treasury Obligations	$9,648,261
Shares
Exchange-Traded Fund — 2.1%
14,788	iShares JP Morgan USD Emerging Markets Bond ETF	1,445,675
Principal Amount
	Commercial Mortgage-Backed Securities — 1.4%
$ 60,000	BANK, Ser 2020-BN26, Class A4, 2.403%, 3/15/63	56,046
75,000	BANK, Ser 2022-BNK39, Class A4, 2.928%, 2/15/55	72,414
55,000	BBCMS Mortgage Trust, Ser 2021-C11, Class A5, 2.322%, 9/15/54	50,510
165,000	BBCMS Mortgage Trust, Ser 2021-C12, Class A5, 2.689%, 11/15/54	156,176

Touchstone Balanced Fund (Unaudited) (Continued)
Principal Amount		MarketValue
	Commercial Mortgage-Backed Securities — 1.4% (Continued)
$ 45,000	BBCMS Mortgage Trust, Ser 2022-C14, Class A5, 2.946%, 2/15/55	$ 43,698
50,000	Citigroup Commercial Mortgage Trust, Ser 2020-GC46, Class A5, 2.717%, 2/15/53	47,598
80,000	COMM Mortgage Trust, Ser 2015-DC1, Class A5, 3.350%, 2/10/48	79,933
80,000	GS Mortgage Securities Trust, Ser 2020-GC47, Class A5, 2.377%, 5/12/53	74,288
170,000	JP Morgan Chase Commercial Mortgage Securities Trust, Ser 2017-JP7, Class A5, 3.454%, 9/15/50	170,943
75,000	Morgan Stanley Capital I Trust, Ser 2018-H3, Class AS, 4.177%, 7/15/51	77,591
145,000	Wells Fargo Commercial Mortgage Trust, Ser 2019-C54, Class A4, 3.040%, 10/15/52	141,651
	Total Commercial Mortgage-Backed Securities	$970,848
	U.S. Government Mortgage-Backed Obligations — 0.8%
119,071	FHLMC, Pool #G05624, 4.500%, 9/1/39	126,610
87,985	FHLMC, Pool #Q29260, 4.000%, 10/1/44	91,949
52,924	FNMA, Pool #725423, 5.500%, 5/1/34	57,385
48,090	FNMA, Pool #725610, 5.500%, 7/1/34	52,672
9,571	FNMA, Pool #890310, 4.500%, 12/1/40	10,185
34,948	FNMA, Pool #AD9193, 5.000%, 9/1/40	37,613
167,783	FNMA, Pool #AL5718, 3.500%, 9/1/44	171,257
	Total U.S. Government Mortgage-Backed Obligations	$547,671
Shares
	Preferred Stocks — 0.3%
	Financials — 0.2%
470	Bank of America Corp., Ser NN, 4.375%(A)	10,175
1,634	Bank of America Corp., Ser QQ, 4.250%(A)	35,278
1,880	JPMorgan Chase & Co., Ser JJ, 4.550%(A)	41,097
1,694	JPMorgan Chase & Co., Ser MM, 4.200%(A)	35,709
592	US Bancorp, Ser L, 3.750%(A)	11,668
620	US Bancorp, Ser M, 4.000%(A)	12,822
940	Wells Fargo & Co., Ser DD, 4.250%(A)	19,449
		166,198
	Real Estate — 0.1%
2,050	Public Storage REIT, Ser P, 4.000%(A)	42,005
	Total Preferred Stocks	$208,203
Principal Amount
Sovereign Government Obligations — 0.2%
$ 146,000	Peruvian Government International Bond, 2.780%, 12/1/60	113,943
Shares
	Short-Term Investment Fund — 2.8%
1,878,167	Dreyfus Government Cash Management, Institutional Shares, 0.19%∞Ω	1,878,167
	Total Investment Securities—101.4% (Cost $61,330,666)	$69,115,831
	Liabilities in Excess of Other Assets — (1.4%)	(928,062)
	Net Assets — 100.0%	$68,187,769
(A)	Perpetual Bond - A bond or preferred stock with no definite maturity date.
(B)	Variable rate security - Rate reflected is the rate in effect as of March 31, 2022.
*	Non-income producing security.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of March 31, 2022.
Portfolio Abbreviations:
ADR – American Depositary Receipt
DAC – Designated Activity Company
ETF – Exchange-Traded Fund
FHLMC – Federal Home Loan Mortgage Corporation
FNMA – Federal National Mortgage Association
LIBOR – London Interbank Offered Rate
LLC – Limited Liability Company
LP – Limited Partnership
MTN – Medium Term Note
PLC – Public Limited Company
REIT – Real Estate Investment Trust
144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2022, these securities were valued at $1,327,318 or 1.9% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$44,123,981	$—	$—	$44,123,981
Corporate Bonds	—	10,179,082	—	10,179,082
U.S. Treasury Obligations	—	9,648,261	—	9,648,261
Exchange-Traded Fund	1,445,675	—	—	1,445,675
Commercial Mortgage-Backed Securities	—	970,848	—	970,848
U.S. Government Mortgage-Backed Obligations	—	547,671	—	547,671
Preferred Stocks	208,203	—	—	208,203
Sovereign Government Obligations	—	113,943	—	113,943
Short-Term Investment Fund	1,878,167	—	—	1,878,167
Total	$47,656,026	$21,459,805	$—	$69,115,831
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone Bond Fund – March 31, 2022 (Unaudited)
Principal Amount		Market Value
	Corporate Bonds — 36.2%
	Financials — 11.4%
$ 400,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust (Ireland), 2.450%, 10/29/26	$ 369,892
378,000	Allstate Corp. (The), 1.450%, 12/15/30	326,819
280,000	American Express Co., 2.250%, 3/4/25	275,337
572,579	American Financial Group, Inc., 5.250%, 4/2/30	617,653
283,000	Ares Capital Corp., 3.250%, 7/15/25	274,859
200,000	Bank of America Corp., 2.687%, 4/22/32	183,954
250,000	Bank of America Corp., 3.705%, 4/24/28	251,976
401,000	Bank of America Corp., MTN, 4.000%, 1/22/25	408,763
335,000	Bank of Montreal (Canada), 3.803%, 12/15/32	331,604
230,000	Bank of Nova Scotia (The) (Canada), (3M LIBOR +0.620%), 1.548%, 9/19/22(A)	230,340
374,000	Bank of Nova Scotia (The) (Canada), Ser 2, 3.625%, 10/27/81	322,186
377,000	Barclays PLC (United Kingdom), 2.894%, 11/24/32	342,003
176,000	Berkshire Hathaway Finance Corp., 4.250%, 1/15/49	192,637
134,000	BNP Paribas SA (France), 144a, 4.625%, 3/13/27	137,244
464,000	Charles Schwab Corp. (The), 1.150%, 5/13/26	432,626
350,000	Charles Schwab Corp. (The), 5.000%(B)	348,688
323,000	Citigroup, Inc., 0.981%, 5/1/25	308,146
225,000	Citigroup, Inc., 3.200%, 10/21/26	223,533
141,000	Citigroup, Inc., 4.750%, 5/18/46	151,571
318,000	Cooperatieve Rabobank UA (Netherlands), 144a, 1.106%, 2/24/27	291,148
365,000	Corestates Capital III, 144a, (3M LIBOR +0.570%), 1.076%, 2/15/27(A)	350,420
352,000	Goldman Sachs Group, Inc. (The), 2.615%, 4/22/32	319,965
510,000	Goldman Sachs Group, Inc. (The), 3.615%, 3/15/28	509,760
182,000	Goldman Sachs Group, Inc. (The), 3.691%, 6/5/28	182,487
205,000	HSBC Holdings PLC (United Kingdom), 3.900%, 5/25/26	207,219
349,000	Huntington Bancshares, Inc., 2.550%, 2/4/30	327,641
256,000	JPMorgan Chase & Co., 2.956%, 5/13/31	239,569
336,000	JPMorgan Chase & Co., 3.509%, 1/23/29	335,019
343,000	Lloyds Banking Group PLC (United Kingdom), 3.574%, 11/7/28	335,593
374,000	Mastercard, Inc., 2.000%, 11/18/31	341,014
311,000	Morgan Stanley, 3.950%, 4/23/27	316,495
273,000	Northwestern Mutual Life Insurance Co. (The), 144a, 3.850%, 9/30/47	266,297
356,000	PNC Capital Trust, (3M LIBOR +0.570%), 1.093%, 6/1/28(A)	332,893
345,000	Prudential Financial, Inc., 5.125%, 3/1/52	348,760
304,000	Toronto-Dominion Bank (The) (Canada), MTN, 1.150%, 6/12/25	287,251
551,000	Truist Bank, Ser A, (3M LIBOR +0.670%), 1.180%, 5/15/27(A)	525,455
210,000	Truist Financial Corp., MTN, 2.850%, 10/26/24	210,034
		11,456,851
	Consumer Discretionary — 4.0%
464,000	BAT Capital Corp. (United Kingdom), 3.557%, 8/15/27	452,302
218,000	Brunswick Corp., 4.400%, 9/15/32	215,556
202,000	Ford Motor Co., 3.250%, 2/12/32	180,111
505,000	General Motors Financial Co., Inc., 3.100%, 1/12/32	453,970
169,000	General Motors Financial Co., Inc., 5.650%, 1/17/29	182,761
318,000	GSK Consumer Healthcare Capital US LLC, 144a, 3.375%, 3/24/27	318,585
227,000	Home Depot, Inc. (The), 5.950%, 4/1/41	293,427
316,000	Hyundai Capital America, 144a, 2.650%, 2/10/25	306,488
308,000	Lowe's Cos., Inc., 4.500%, 4/15/30	329,624
218,000	Magallanes, Inc., 144a, 4.279%, 3/15/32	219,305
218,000	Magallanes, Inc., 144a, 5.141%, 3/15/52	223,089
Principal Amount		Market Value

	Consumer Discretionary — (Continued)
$ 490,000	Procter & Gamble Co. (The), 1.200%, 10/29/30	$ 426,809
100,000	Toll Brothers Finance Corp., 3.800%, 11/1/29	96,699
1,199	United Airlines 2014-2 Class B Pass Through Trust, Ser B, 4.625%, 9/3/22	1,206
333,000	Walmart, Inc., 2.850%, 7/8/24	337,010
		4,036,942
	Communication Services — 2.9%
104,000	Alphabet, Inc., 1.900%, 8/15/40	84,631
266,000	AT&T, Inc., 3.850%, 6/1/60	237,955
238,000	AT&T, Inc., 4.500%, 5/15/35	251,821
355,000	British Telecommunications PLC (United Kingdom), 144a, 3.250%, 11/8/29	336,434
293,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 6.484%, 10/23/45	333,850
243,000	Comcast Corp., 4.000%, 3/1/48	248,696
124,000	Deutsche Telekom International Finance BV (Germany), 8.750%, 6/15/30	166,396
434,000	Netflix, Inc., 144a, 4.875%, 6/15/30	461,125
100,000	Paramount Global, 4.950%, 5/19/50	104,208
335,000	T-Mobile USA, Inc., 3.875%, 4/15/30	336,327
439,000	Verizon Communications, Inc., 2.987%, 10/30/56	361,100
		2,922,543
	Industrials — 2.9%
250,000	Amcor Flexibles North America, Inc., 2.630%, 6/19/30	230,419
153,000	Boeing Co. (The), 5.805%, 5/1/50	176,591
272,000	Burlington Northern Santa Fe LLC, 5.750%, 5/1/40	339,248
200,000	Carrier Global Corp., 3.577%, 4/5/50	182,909
384,000	CNH Industrial Capital LLC, 1.450%, 7/15/26	353,060
340,000	FedEx Corp., 5.100%, 1/15/44	380,017
298,000	John Deere Capital Corp., MTN, 2.450%, 1/9/30	284,860
243,000	Norfolk Southern Corp., 4.837%, 10/1/41	273,878
285,000	Roper Technologies, Inc., 2.950%, 9/15/29	274,744
423,000	Weir Group PLC (The) (United Kingdom), 144a, 2.200%, 5/13/26	395,551
		2,891,277
	Information Technology — 2.7%
344,000	Apple, Inc., 2.750%, 1/13/25	344,891
234,000	Apple, Inc., 4.650%, 2/23/46	276,748
432,000	Broadcom, Inc., 4.150%, 11/15/30	437,883
370,000	Microchip Technology, Inc., 144a, 0.983%, 9/1/24	350,619
148,000	Microsoft Corp., 3.500%, 2/12/35	155,027
328,000	NXP BV / NXP Funding LLC (China), 144a, 5.350%, 3/1/26	348,353
174,000	Oracle Corp., 2.650%, 7/15/26	167,065
120,000	Oracle Corp., 3.600%, 4/1/40	104,194
220,000	Visa, Inc., 4.150%, 12/14/35	239,277
332,000	VMware, Inc., 1.400%, 8/15/26	305,209
		2,729,266
	Utilities — 2.7%
222,000	American Water Capital Corp., 6.593%, 10/15/37	288,198
315,000	CMS Energy Corp., 4.750%, 6/1/50	311,850
93,000	Duke Energy Progress LLC, 4.150%, 12/1/44	95,799
207,000	Edison International, 4.125%, 3/15/28	205,630
224,000	Electricite de France SA (France), 144a, 4.875%, 9/21/38	236,182
278,000	FirstEnergy Transmission LLC, 144a, 5.450%, 7/15/44	303,363
85,000	Fortis, Inc. (Canada), 3.055%, 10/4/26	84,105
338,000	Ohio Power Co., Ser R, 2.900%, 10/1/51	279,928
372,000	Pacific Gas and Electric Co., 3.500%, 8/1/50	297,066

Touchstone Bond Fund (Unaudited) (Continued)
Principal Amount		Market Value
	Corporate Bonds — 36.2% (Continued)
	Utilities — (Continued)
$ 127,000	PacifiCorp., 5.750%, 4/1/37	$ 149,501
532,000	WEC Energy Group, Inc., (3M LIBOR +2.112%), 2.619%, 5/15/67(A)	451,136
		2,702,758
	Energy — 2.5%
333,000	Boardwalk Pipelines LP, 4.800%, 5/3/29	344,422
227,000	Canadian Natural Resources Ltd. (Canada), 6.250%, 3/15/38	271,457
207,000	Cenovus Energy, Inc. (Canada), 5.250%, 6/15/37	224,282
200,000	Continental Resources, Inc., 144a, 5.750%, 1/15/31	218,760
395,000	Energy Transfer LP, 4.150%, 9/15/29	396,212
193,000	MC Brazil Downstream Trading SARL (Brazil), 144a, 7.250%, 6/30/31	177,309
248,000	Midwest Connector Capital Co. LLC, 144a, 3.900%, 4/1/24	248,950
251,000	NGPL PipeCo LLC, 144a, 7.768%, 12/15/37	315,068
206,000	Petroleos Mexicanos (Mexico), 6.625%, 6/15/35	184,629
182,000	Valero Energy Corp., 4.000%, 6/1/52	170,950
		2,552,039
	Health Care — 2.3%
283,000	AbbVie, Inc., 4.450%, 5/14/46	302,897
232,000	Alcon Finance Corp. (Switzerland), 144a, 3.800%, 9/23/49	216,076
221,000	Becton Dickinson and Co., 4.685%, 12/15/44	237,555
263,000	CommonSpirit Health, 4.187%, 10/1/49	261,563
190,000	CommonSpirit Health, 4.200%, 8/1/23	193,000
240,000	CVS Health Corp., 5.125%, 7/20/45	271,188
293,000	DH Europe Finance II Sarl, 3.250%, 11/15/39	281,032
234,000	Mylan, Inc., 4.550%, 4/15/28	236,973
312,000	UnitedHealth Group, Inc., 3.500%, 8/15/39	309,784
		2,310,068
	Real Estate — 2.2%
361,000	Crown Castle International Corp. REIT, 3.650%, 9/1/27	358,951
236,000	Equinix, Inc. REIT, 2.900%, 11/18/26	228,870
338,000	Host Hotels & Resorts LP REIT, Ser F, 4.500%, 2/1/26	346,110
256,000	Invitation Homes Operating Partnership LP REIT, 4.150%, 4/15/32	261,483
186,000	Mid-America Apartments LP REIT, 3.750%, 6/15/24	188,816
250,000	Realty Income Corp. REIT, 4.600%, 2/6/24	256,307
290,000	Sabra Health Care LP REIT, 5.125%, 8/15/26	297,005
96,000	STORE Capital Corp. REIT, 4.500%, 3/15/28	98,577
188,000	STORE Capital Corp. REIT, 4.625%, 3/15/29	195,125
		2,231,244
	Consumer Staples — 2.0%
380,000	7-Eleven, Inc., 144a, 0.950%, 2/10/26	345,795
439,000	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc. (Belgium), 4.900%, 2/1/46	488,005
374,000	JBS Finance Luxembourg Sarl, 144a, 2.500%, 1/15/27	347,356
120,000	JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc., 144a, 4.375%, 2/2/52	104,360
213,000	Kroger Co. (The), 5.000%, 4/15/42	236,536
336,000	Mars, Inc., 144a, 3.875%, 4/1/39	339,996
164,000	Starbucks Corp., 3.350%, 3/12/50	147,577
		2,009,625
	Materials — 0.6%
83,000	Braskem America Finance Co. (Brazil), 144a, 7.125%, 7/22/41	91,301
Principal Amount		Market Value

	Materials — (Continued)
$ 176,000	Braskem Netherlands Finance BV (Brazil), 144a, 5.875%, 1/31/50	$ 174,592
301,000	Sherwin-Williams Co. (The), 4.500%, 6/1/47	318,626
		584,519
	Total Corporate Bonds	$36,427,132
	U.S. Treasury Obligations — 25.7%
6,200,000	U.S. Treasury Bond, 1.750%, 8/15/41	5,379,469
485,000	U.S. Treasury Bond, 2.250%, 2/15/52	464,918
825,000	U.S. Treasury Note, 0.250%, 10/31/25	761,482
3,685,000	U.S. Treasury Note, 0.750%, 5/31/26	3,431,368
6,760,000	U.S. Treasury Note, 0.875%, 1/31/24	6,592,320
66,000	U.S. Treasury Note, 1.250%, 8/15/31	60,029
1,385,000	U.S. Treasury Note, 1.375%, 11/15/31	1,271,387
4,670,000	U.S. Treasury Note, 1.500%, 1/31/27	4,469,336
3,613,000	U.S. Treasury Note, 1.625%, 5/15/31	3,403,559
	Total U.S. Treasury Obligations	$25,833,868
	Commercial Mortgage-Backed Securities — 9.9%
675,000	BANK, Ser 2018-BN14, Class A3, 3.966%, 9/15/60	694,645
285,000	BANK, Ser 2020-BN26, Class A4, 2.403%, 3/15/63	266,218
365,000	BANK, Ser 2022-BNK39, Class A4, 2.928%, 2/15/55	352,415
275,000	BBCMS Mortgage Trust, Ser 2021-C11, Class A5, 2.322%, 9/15/54	252,551
810,000	BBCMS Mortgage Trust, Ser 2021-C12, Class A5, 2.689%, 11/15/54	766,680
210,000	BBCMS Mortgage Trust, Ser 2022-C14, Class A5, 2.946%, 2/15/55(A)(C)	203,926
750,000	BHMS, Ser 2018-ATLS, Class A, 144a, (1M LIBOR +1.250%), 1.647%, 7/15/35(A)	742,227
500,000	BPR Trust, Ser 2021-KEN, Class B, 144a, (1M LIBOR +1.950%), 2.347%, 2/15/29(A)	497,259
250,000	Citigroup Commercial Mortgage Trust, Ser 2020-GC46, Class A5, 2.717%, 2/15/53	237,990
352,034	COMM Mortgage Trust, Ser 2014-CR14, Class A2, 3.147%, 2/10/47	348,093
390,000	COMM Mortgage Trust, Ser 2015-DC1, Class A5, 3.350%, 2/10/48	389,672
360,000	DBUBS Mortgage Trust, Ser 2017-BRBK, Class B, 144a, 3.530%, 10/10/34(A)(C)	355,645
375,000	GS Mortgage Securities Corp. II, Ser 2017-SLP, Class B, 144a, 3.772%, 10/10/32	375,005
250,000	GS Mortgage Securities Trust, Ser 2017-FARM, Class B, 144a, 3.541%, 1/10/43(A)(C)	241,613
390,000	GS Mortgage Securities Trust, Ser 2020-GC47, Class A5, 2.377%, 5/12/53	362,155
315,000	HONO Mortgage Trust, Ser 2021-LULU, Class B, 144a, (1M LIBOR +1.450%), 1.847%, 10/15/36(A)	309,993
805,000	JP Morgan Chase Commercial Mortgage Securities Trust, Ser 2017-JP7, Class A5, 3.454%, 9/15/50	809,464
350,000	JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2018-MINN, Class A, 144a, (1M LIBOR +1.020%), 2.270%, 11/15/35(A)	349,031
355,000	Morgan Stanley Capital I Trust, Ser 2018-H3, Class AS, 4.177%, 7/15/51	367,263
320,000	New York City Housing Development Corp., Ser 2014-8SPR, Class B, 3.864%, 2/15/48	327,464
675,000	SG Commercial Mortgage Securities Trust, Ser 2019-787E, Class A, 144a, 4.163%, 2/15/41	689,383

Touchstone Bond Fund (Unaudited) (Continued)
Principal Amount		Market Value
	Commercial Mortgage-Backed Securities — 9.9% (Continued)
$ 700,000	Wells Fargo Commercial Mortgage Trust, Ser 2019-C54, Class A4, 3.040%, 10/15/52	$ 683,834
393,215	WFRBS Commercial Mortgage Trust, Ser 2014-C19, Class A3, 3.660%, 3/15/47	392,071
	Total Commercial Mortgage-Backed Securities	$10,014,597
	U.S. Government Mortgage-Backed Obligations — 8.1%
46,587	FHLMC, Pool #A95946, 4.000%, 1/1/41	48,811
35,190	FHLMC, Pool #A96485, 4.500%, 1/1/41	37,418
11,939	FHLMC, Pool #G03217, 5.500%, 9/1/37	12,855
6,284	FHLMC, Pool #G03781, 6.000%, 1/1/38	7,024
223,258	FHLMC, Pool #G05624, 4.500%, 9/1/39	237,394
289,763	FHLMC, Pool #Q29056, 4.000%, 10/1/44	302,823
144,197	FHLMC, Pool #Q29260, 4.000%, 10/1/44	150,694
588,443	FHLMC REMIC, Pool #QD2143, 2.000%, 12/1/51	547,130
645,293	FHLMC REMIC, Pool #SD0881, 2.500%, 2/1/52	617,315
3,389	FNMA, Pool #561741, 7.500%, 1/1/31	3,659
199,160	FNMA, Pool #725423, 5.500%, 5/1/34	215,947
178,110	FNMA, Pool #725610, 5.500%, 7/1/34	195,083
4,272	FNMA, Pool #889734, 5.500%, 6/1/37	4,696
27,020	FNMA, Pool #AB1149, 5.000%, 6/1/40	29,258
26,605	FNMA, Pool #AB1800, 4.000%, 11/1/40	27,858
45,262	FNMA, Pool #AD3795, 4.500%, 4/1/40	48,086
60,951	FNMA, Pool #AD9150, 5.000%, 8/1/40	65,621
116,495	FNMA, Pool #AD9193, 5.000%, 9/1/40	125,376
76,248	FNMA, Pool #AE0548, 4.500%, 11/1/40	81,210
65,755	FNMA, Pool #AE4429, 4.000%, 10/1/40	68,830
2,857	FNMA, Pool #AH2666, 4.000%, 1/1/26	2,945
5,374	FNMA, Pool #AH3493, 4.000%, 2/1/26	5,547
107,154	FNMA, Pool #AJ5457, 4.000%, 11/1/41	112,182
100,925	FNMA, Pool #AL0054, 4.500%, 2/1/41	107,500
207,850	FNMA, Pool #AL5718, 3.500%, 9/1/44	212,154
273,108	FNMA, Pool #AR9195, 3.000%, 3/1/43	272,563
85,510	FNMA, Pool #AS7813, 4.000%, 8/1/46	89,350
223,507	FNMA, Pool #AT2016, 3.000%, 4/1/43	223,713
178,399	FNMA, Pool #BC1158, 3.500%, 2/1/46	181,440
625,000	FNMA, Pool #BV4148, 3.000%, 3/1/52	613,032
351,640	FNMA, Pool #FM4996, 2.000%, 12/1/50	327,823
346,585	FNMA, Pool #FM5166, 3.000%, 12/1/50	340,186
309,286	FNMA, Pool #FM5279, 3.500%, 11/1/50	310,914
250,376	FNMA, Pool #FM5468, 2.500%, 1/1/36	247,880
318,505	FNMA, Pool #FM5682, 2.500%, 1/1/51	304,965
103,405	FNMA, Pool #MA1175, 3.000%, 9/1/42	103,422
67,500	FNMA, Pool #MA2177, 4.000%, 2/1/35	70,324
405,829	FNMA, Pool #MA4166, 3.000%, 10/1/40	402,241
685,516	FNMA, Pool #MA4571, 2.500%, 3/1/42	663,548
84,113	GNMA, Pool #4853, 4.000%, 11/20/40	88,432
63,133	GNMA, Pool #4883, 4.500%, 12/20/40	67,266
254,646	GNMA, Pool #5175, 4.500%, 9/20/41	271,558
20,690	GNMA, Pool #736696, 4.500%, 5/15/40	22,198
150,215	GNMA, Pool #AD1745, 3.000%, 2/20/43	148,848
93,797	GNMA, Pool #MA1157, 3.500%, 7/20/43	96,382
	Total U.S. Government Mortgage-Backed Obligations	$8,113,501
	Asset-Backed Securities — 5.2%
400,000	Benefit Street Partners CLO XIX Ltd. (Cayman Islands), Ser 2019-19A, Class B, 144a, (3M LIBOR +2.000%), 2.241%, 1/15/33(A)	399,998
230,126	CF Hippolyta LLC, Ser 2020-1, Class A1, 144a, 1.690%, 7/15/60	217,653
703,250	Driven Brands Funding LLC, Ser 2019-1A, Class A2, 144a, 4.641%, 4/20/49	701,308
Principal Amount		Market Value
	Asset-Backed Securities — 5.2% (Continued)
$ 349,125	Driven Brands Funding LLC, Ser 2021-1A, Class A2, 144a, 2.791%, 10/20/51	$ 313,907
325,390	Elara HGV Timeshare Issuer LLC, Ser 2019-A, Class B, 144a, 2.910%, 1/25/34	313,556
300,000	Jack in the Box Funding LLC, Ser 2022-1A, Class A2I, 144a, 3.445%, 2/26/52	283,467
267,330	Jersey Mike's Funding, Ser 2019-1A, Class A2, 144a, 4.433%, 2/15/50	264,209
153,750	Jimmy Johns Funding LLC, Ser 2017-1A, Class A2II, 144a, 4.846%, 7/30/47	154,506
300,000	Jimmy Johns Funding LLC, Ser 2022-1A, Class A2I, 144a, 4.077%, 4/30/52	293,250
375,000	Madison Park Funding XLIX Ltd. (Cayman Islands), Ser 2021-49A, Class B1, 144a, (3M LIBOR +1.700%), 1.819%, 10/19/34(A)	371,513
289,383	Mill City Mortgage Loan Trust, Ser 2018-3, Class M3, 144a, 3.250%, 8/25/58(A)(C)	275,792
350,000	New Mountain CLO 1 Ltd. (Cayman Islands), Ser CLO-1A, Class AR, 144a, (3M LIBOR +1.200%), 1.441%, 10/15/34(A)	346,838
414,950	Planet Fitness Master Issuer LLC, Ser 2018-1A, Class A2II, 144a, 4.666%, 9/5/48	413,222
300,000	Planet Fitness Master Issuer LLC, Ser 2022-1A, Class A2I, 144a, 3.251%, 12/5/51	285,505
278,025	TAL Advantage VII LLC, Ser 2020-1A, Class A, 144a, 2.050%, 9/20/45	260,762
380,000	Voya CLO Ltd. (Cayman Islands), Ser 2017-4A, Class A1, 144a, (3M LIBOR +1.130%), 1.371%, 10/15/30(A)	378,841
	Total Asset-Backed Securities	$5,274,327
Shares
Exchange-Traded Fund — 4.4%
45,431	iShares JP Morgan USD Emerging Markets Bond ETF	4,441,335
Principal Amount
	Non-Agency Collateralized Mortgage Obligations — 4.0%
$ 81,060	Agate Bay Mortgage Trust, Ser 2013-1, Class B3, 144a, 3.578%, 7/25/43(A)(C)	81,126
325,359	Agate Bay Mortgage Trust, Ser 2015-4, Class B2, 144a, 3.535%, 6/25/45(A)(C)	325,551
309,906	Agate Bay Mortgage Trust, Ser 2015-7, Class B1, 144a, 3.665%, 10/25/45(A)(C)	308,695
195,620	CSMC Trust, Ser 2013-IVR3, Class B2, 144a, 3.389%, 5/25/43(A)(C)	195,900
250,968	CSMC Trust, Ser 2015-1, Class B3, 144a, 3.935%, 1/25/45(A)(C)	250,834
162,762	CSMC Trust, Ser 2015-WIN1, Class B3, 144a, 3.811%, 12/25/44(A)(C)	162,246
428	Deutsche ALT-A Securities, Inc. ALT, Ser 2003-2XS, Class A6, 5.470%, 9/25/33(A)(C)	424
74,282	EverBank Mortgage Loan Trust, Ser 2013-1, Class B1, 144a, 3.474%, 3/25/43(A)(C)	74,640
421,823	EverBank Mortgage Loan Trust, Ser 2018-1, Class B2, 144a, 3.582%, 2/25/48(A)(C)	410,128
297,855	GS Mortgage-Backed Securities Trust, Ser 2021-PJ6, Class A2, 144a, 2.500%, 11/25/51(A)(C)	276,350
503,536	JP Morgan Mortgage Trust, Ser 2017-1, Class B2, 144a, 3.460%, 1/25/47(A)(C)	491,565
443,495	JP Morgan Mortgage Trust, Ser 2022-2, Class A25A, 144a, 2.500%, 8/25/52(A)(C)	405,325
78,679	Residential Asset Securitization Trust, Ser 2006-A1, Class 1A3, 6.000%, 4/25/36	48,282

Touchstone Bond Fund (Unaudited) (Continued)
Principal Amount		MarketValue
	Non-Agency Collateralized Mortgage Obligations — 4.0% (Continued)
$ 65,849	Sequoia Mortgage Trust, Ser 2013-10, Class B2, 144a, 3.536%, 8/25/43(A)(C)	$ 65,782
98,484	Sequoia Mortgage Trust, Ser 2013-5, Class B1, 144a, 3.502%, 5/25/43(A)(C)	98,487
451,521	Sequoia Mortgage Trust, Ser 2018-CH3, Class B1B, 144a, 4.747%, 8/25/48(A)(C)	452,425
409,191	Sequoia Mortgage Trust, Ser 2018-CH3, Class B2B, 144a, 4.747%, 8/25/48(A)(C)	409,783
23,159	Washington Mutual Mortgage Pass-Through Certificates, Ser 2005-9, Class 2A4, 5.500%, 11/25/35	22,866
	Total Non-Agency Collateralized Mortgage Obligations	$4,080,409
	Sovereign Government Obligations — 1.8%
210,000	Bahamas Government International Bond, 144a, 6.000%, 11/21/28	162,490
202,000	Chile Government International Bond, 3.100%, 5/7/41	178,340
306,000	Chile Government International Bond, 3.100%, 1/22/61	252,432
206,000	Colombia Government International Bond, 3.250%, 4/22/32	172,092
226,000	Ecuador Government International Bond, 144a, 5.000%, 7/31/30	188,712
210,000	Egypt Government International Bond, 144a, 5.875%, 2/16/31	175,913
210,000	Ghana Government International Bond, 144a, 7.625%, 5/16/29	152,040
205,000	Nigeria Government International Bond, 144a, 7.625%, 11/28/47	170,335
153,000	Panama Government International Bond, 4.300%, 4/29/53	147,054
200,000	Republic of Uzbekistan International Bond, 144a, 3.700%, 11/25/30	172,500
	Total Sovereign Government Obligations	$1,771,908
	Agency Collateralized Mortgage Obligations — 0.9%
565,547	FHLMC REMIC, Ser 3859, Class JB, 5.000%, 5/15/41	595,813
14,461	FNMA REMIC, Ser 2015-51, Class KC, 3.000%, 6/25/45	13,916
273,309	FNMA REMIC, Ser 2017-90, Class KA, 3.000%, 11/25/47	269,996
	Total Agency Collateralized Mortgage Obligations	$879,725
Shares
	Preferred Stocks — 0.8%
	Financials — 0.6%
1,750	Bank of America Corp., Ser NN, 4.375%(B)	37,888
6,085	Bank of America Corp., Ser QQ, 4.250%(B)	131,375
7,000	JPMorgan Chase & Co., Ser JJ, 4.550%(B)	153,020
6,309	JPMorgan Chase & Co., Ser MM, 4.200%(B)	132,994
2,203	US Bancorp, Ser L, 3.750%(B)	43,421
2,306	US Bancorp, Ser M, 4.000%(B)	47,688
3,500	Wells Fargo & Co., Ser DD, 4.250%(B)	72,415
		618,801
	Real Estate — 0.2%
7,631	Public Storage REIT, Ser P, 4.000%(B)	156,359
	Total Preferred Stocks	$775,160
Shares		MarketValue
	Short-Term Investment Fund — 2.9%
2,902,856	Dreyfus Government Cash Management, Institutional Shares, 0.19%∞Ω	$ 2,902,856
	Total Investment Securities—99.9% (Cost $104,314,642)	$100,514,818
	Other Assets in Excess of Liabilities — 0.1%	60,050
	Net Assets — 100.0%	$100,574,868
(A)	Variable rate security - Rate reflected is the rate in effect as of March 31, 2022.
(B)	Perpetual Bond - A bond or preferred stock with no definite maturity date.
(C)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of March 31, 2022.
Portfolio Abbreviations:
CLO – Collateralized Loan Obligation
DAC – Designated Activity Company
ETF – Exchange-Traded Fund
FHLMC – Federal Home Loan Mortgage Corporation
FNMA – Federal National Mortgage Association
GNMA – Government National Mortgage Association
LIBOR – London Interbank Offered Rate
LLC – Limited Liability Company
LP – Limited Partnership
MTN – Medium Term Note
PLC – Public Limited Company
REIT – Real Estate Investment Trust
REMIC – Real Estate Mortgage Investment Conduit
144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2022, these securities were valued at $20,989,076 or 20.9% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

Touchstone Bond Fund (Unaudited) (Continued)
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Assets:
Corporate Bonds	$—	$36,427,132	$—	$36,427,132
U.S. Treasury Obligations	—	25,833,868	—	25,833,868
Commercial Mortgage-Backed Securities	—	10,014,597	—	10,014,597
U.S. Government Mortgage-Backed Obligations	—	8,113,501	—	8,113,501
Asset-Backed Securities	—	5,274,327	—	5,274,327
Exchange-Traded Fund	4,441,335	—	—	4,441,335
Non-Agency Collateralized Mortgage Obligations	—	4,080,409	—	4,080,409
Sovereign Government Obligations	—	1,771,908	—	1,771,908
Agency Collateralized Mortgage Obligations	—	879,725	—	879,725
Preferred Stocks	775,160	—	—	775,160
Short-Term Investment Fund	2,902,856	—	—	2,902,856
Other Financial Instruments*
Futures
Interest rate contracts	28,602	—	—	28,602
Total Assets	$8,147,953	$92,395,467	$—	$100,543,420
Liabilities:
Other Financial Instruments*
Futures
Interest rate contracts	$(70,968)	$—	$—	$(70,968)
Total Liabilities	$(70,968)	$—	$—	$(70,968)
Total	$8,076,985	$92,395,467	$—	$100,472,452
*	Other Financial Instruments are derivative instruments not reflected in total investments. Amounts shown represent unrealized appreciation (depreciation) on futures contracts and is included in Receivable for variation margin on futures contracts.
Futures Contracts
At March 31, 2022, $40,215 was segregated with the broker as collateral for futures contracts. The Fund had the following futures contracts, brokered by Wells Fargo, open at March 31, 2022:
Description	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ (Depreciation)
Short Futures:
10-Year Ultra Long U.S. Treasury Bond	6/21/2022	42	$5,718,290	$28,602
Long Futures:
5-Year U.S. Treasury Note	6/30/2022	102	11,769,093	(70,968)
				$(42,366)
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone Common Stock Fund – March 31, 2022 (Unaudited)
Shares		Market Value
	Common Stocks — 100.0%
	Information Technology — 29.2%
95,876	Apple, Inc.	$ 16,740,908
22,843	International Business Machines Corp.	2,970,047
66,368	Microsoft Corp.	20,461,918
58,641	Oracle Corp.	4,851,370
19,650	PayPal Holdings, Inc.*	2,272,522
27,302	salesforce, Inc.*	5,796,761
41,743	SS&C Technologies Holdings, Inc.	3,131,560
25,987	Texas Instruments, Inc.	4,768,095
22,768	Visa, Inc. - Class A	5,049,259
14,663	Workday, Inc. - Class A*	3,511,202
		69,553,642
	Communication Services — 15.0%
5,119	Alphabet, Inc. - Class C*	14,297,316
88,597	AT&T, Inc.	2,093,547
85,993	Comcast Corp. - Class A	4,026,192
67,213	Fox Corp. - Class A	2,651,553
36,968	Meta Platforms, Inc. - Class A*	8,220,205
7,382	Netflix, Inc.*	2,765,223
13,272	Walt Disney Co. (The)*	1,820,388
		35,874,424
	Health Care — 14.6%
28,055	AmerisourceBergen Corp.	4,340,389
41,078	BioMarin Pharmaceutical, Inc.*	3,167,114
96,298	Bristol-Myers Squibb Co.	7,032,643
19,313	HCA Healthcare, Inc.	4,840,224
41,371	Johnson & Johnson	7,332,183
15,756	UnitedHealth Group, Inc.	8,035,087
		34,747,640
	Financials — 11.5%
150,470	Bank of America Corp.	6,202,373
32,185	Berkshire Hathaway, Inc. - Class B*	11,358,408
18,676	Goldman Sachs Group, Inc. (The)	6,164,948
1,512	Markel Corp.*	2,230,563
5,282	Signature Bank	1,550,214
		27,506,506
	Consumer Discretionary — 10.7%
15,429	Airbnb, Inc. - Class A*	2,650,085
17,029	Alibaba Group Holding Ltd. (China) ADR*	1,852,755
3,978	Amazon.com, Inc.*	12,968,081
41,460	Hilton Worldwide Holdings, Inc.*	6,291,140
20,218	Starbucks Corp.	1,839,232
		25,601,293
	Industrials — 8.7%
6,341	Deere & Co.	2,634,432
7,486	FedEx Corp.	1,732,186
24,564	Hubbell, Inc.	4,514,126
Shares		Market Value

	Industrials — (Continued)
6,720	Parker-Hannifin Corp.	$ 1,906,867
71,176	Raytheon Technologies Corp.	7,051,406
62,675	Southwest Airlines Co.*	2,870,515
		20,709,532
	Consumer Staples — 3.5%
48,551	Monster Beverage Corp.*	3,879,225
46,964	Philip Morris International, Inc.	4,411,798
		8,291,023
	Energy — 2.9%
50,133	Exxon Mobil Corp.	4,140,484
67,838	Schlumberger NV	2,802,388
		6,942,872
	Real Estate — 2.4%
23,427	Jones Lang LaSalle, Inc.*	5,609,830
	Materials — 1.5%
50,117	DuPont de Nemours, Inc.	3,687,609
	Total Common Stocks	$238,524,371
	Short-Term Investment Fund — 0.1%
229,471	Dreyfus Government Cash Management, Institutional Shares, 0.19%∞Ω	229,471
	Total Investment Securities—100.1% (Cost $124,001,913)	$238,753,842
	Liabilities in Excess of Other Assets — (0.1%)	(197,855)
	Net Assets — 100.0%	$238,555,987
*	Non-income producing security.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of March 31, 2022.
Portfolio Abbreviations:
ADR – American Depositary Receipt
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$238,524,371	$—	$—	$238,524,371
Short-Term Investment Fund	229,471	—	—	229,471
Total	$238,753,842	$—	$—	$238,753,842
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone Small Company Fund – March 31, 2022 (Unaudited)
Shares		Market Value
	Common Stocks — 98.6%
	Health Care — 19.1%
39,170	Allscripts Healthcare Solutions, Inc.*	$ 882,108
23,082	Anika Therapeutics, Inc.*	579,589
1,816	Bio-Techne Corp.	786,401
1,580	Chemed Corp.	800,349
43,532	Covetrus, Inc.*	730,902
11,693	Encompass Health Corp.	831,489
10,110	Ensign Group, Inc. (The)	910,001
11,528	Globus Medical, Inc. - Class A*	850,536
11,672	Integra LifeSciences Holdings Corp.*	750,043
5,956	LHC Group, Inc.*	1,004,181
15,347	NuVasive, Inc.*	870,175
5,881	Omnicell, Inc.*	761,531
40,218	Premier, Inc. - Class A	1,431,359
15,580	Progyny, Inc.*	800,812
24,400	Tactile Systems Technology, Inc.*	491,904
14,615	Vericel Corp.*	558,585
		13,039,965
	Information Technology — 18.0%
47,590	8x8, Inc.*	599,158
9,222	Advanced Energy Industries, Inc.	793,830
60,770	Box, Inc. - Class A*	1,765,976
12,910	CommVault Systems, Inc.*	856,578
34,408	Digi International, Inc.*	740,460
7,137	ExlService Holdings, Inc.*	1,022,518
44,306	KnowBe4, Inc. - Class A*	1,019,924
13,077	MAXIMUS, Inc.	980,121
15,802	Onto Innovation, Inc.*	1,373,036
5,564	SPS Commerce, Inc.*	729,997
15,430	Tower Semiconductor Ltd. (Israel)*	746,812
16,151	Verint Systems, Inc.*	835,007
10,040	WNS Holdings Ltd. (India) ADR*	858,320
		12,321,737
	Consumer Discretionary — 17.1%
40,430	American Eagle Outfitters, Inc.	679,224
20,282	Aritzia, Inc. (Canada)*	827,893
8,080	Fox Factory Holding Corp.*	791,436
25,816	Frontdoor, Inc.*	770,608
8,750	Grand Canyon Education, Inc.*	849,713
68,440	Leslie's, Inc.*	1,324,998
22,394	Malibu Boats, Inc. - Class A*	1,299,076
8,800	Oxford Industries, Inc.	796,400
12,760	Skyline Champion Corp.*	700,269
34,252	Steven Madden Ltd.	1,323,497
9,328	Texas Roadhouse, Inc.	781,033
3,830	TopBuild Corp.*	694,724
22,176	Zumiez, Inc.*	847,345
		11,686,216
	Industrials — 17.0%
8,467	ASGN, Inc.*	988,185
12,759	Clean Harbors, Inc. *	1,424,415
13,275	Crane Co.	1,437,417
5,610	Curtiss-Wright Corp.	842,398
8,930	Forward Air Corp.	873,175
16,678	Gibraltar Industries, Inc.*	716,320
51,129	Great Lakes Dredge & Dock Corp.*	717,340
11,778	ITT, Inc.	885,823
16,430	KBR, Inc.	899,214
5,633	Quanta Services, Inc.	741,359
Shares		Market Value

	Industrials — (Continued)
5,317	Regal Rexnord Corp.	$ 791,063
36,090	Zurn Water Solutions Corp.	1,277,586
		11,594,295
	Financials — 11.3%
8,166	Evercore, Inc. - Class A	909,039
75,110	FNB Corp.	935,119
21,910	Pacific Premier Bancorp, Inc.	774,518
28,558	PacWest Bancorp	1,231,707
9,263	Pinnacle Financial Partners, Inc.	852,937
61,910	Valley National Bancorp	806,068
23,523	Webster Financial Corp.	1,320,111
10,817	Western Alliance Bancorp	895,864
		7,725,363
	Real Estate — 6.0%
13,810	Agree Realty Corp. REIT	916,432
57,715	Corporate Office Properties Trust REIT	1,647,186
24,950	Healthcare Realty Trust, Inc. REIT	685,626
21,420	STAG Industrial, Inc. REIT	885,717
		4,134,961
	Materials — 5.1%
9,429	Ashland Global Holdings, Inc.	927,908
29,790	Axalta Coating Systems Ltd. *	732,238
6,541	Eagle Materials, Inc.	839,603
21,620	Silgan Holdings, Inc.	999,492
		3,499,241
	Communication Services — 3.9%
30,374	Cargurus, Inc.*	1,289,680
43,390	QuinStreet, Inc.*	503,324
8,855	Ziff Davis, Inc.*	856,987
		2,649,991
	Energy — 1.1%
31,860	ChampionX Corp.*	779,933
	Total Common Stocks	$67,431,702
	Short-Term Investment Fund — 1.8%
1,192,060	Dreyfus Government Cash Management, Institutional Shares, 0.19%∞Ω	1,192,060
	Total Investment Securities—100.4% (Cost $51,489,151)	$68,623,762
	Liabilities in Excess of Other Assets — (0.4%)	(244,678)
	Net Assets — 100.0%	$68,379,084
*	Non-income producing security.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of March 31, 2022.
Portfolio Abbreviations:
ADR – American Depositary Receipt
REIT – Real Estate Investment Trust

Touchstone Small Company Fund (Unaudited) (Continued)
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$67,431,702	$—	$—	$67,431,702
Short-Term Investment Fund	1,192,060	—	—	1,192,060
Total	$68,623,762	$—	$—	$68,623,762
See accompanying Notes to Portfolios of Investments.

Notes to Portfolio of Investments
March 31, 2022 (Unaudited)
Security valuation and fair value measurements — U.S. generally accepted accounting principles (“U.S. GAAP”) defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.  All investments in securities are recorded at their fair value. The Funds define the term “market value”, as used throughout this report, as the estimated fair value. The Funds use various methods to measure fair value of their portfolio securities on a recurring basis. U.S. GAAP fair value measurement standards require disclosure of a hierarchy that prioritizes inputs to valuation methods. These inputs are summarized in the three broad levels listed below:
•  Level 1 − quoted prices in active markets for identical securities
•  Level 2 − other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•  Level 3 − significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The aggregate value by input level, as of March 31, 2022, for each Fund’s investments, is included in each Fund’s Portfolio of Investments, which also includes a breakdown of the Fund’s investments by portfolio or sector allocation. The Funds did not hold or transfer any Level 3 categorized securities during the period ended March 31, 2022.
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
The Funds' portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (“NYSE”) (currently 4:00 p.m., Eastern Time or at the time as of which the NYSE establishes official closing prices). Portfolio securities traded on stock exchanges are valued at the last reported sale price, official close price, or last bid price if no sales are reported. Portfolio securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”) or from the primary exchange on which the security trades. To the extent these securities are actively traded, they are categorized in Level 1 of the fair value hierarchy. Options and futures are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long option positions are valued at the most recent bid price, and short option positions are valued at the most recent ask price on the valuation date and are categorized in Level 1. Shares of mutual funds in which the Funds invest are valued at their respective net asset value (“NAV”) as reported by the underlying funds and are categorized in Level 1. Options and futures are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long option positions are valued at the most recent bid price, and short option positions are valued at the most recent ask price on the valuation date and are categorized in Level 1. Shares of mutual funds in which the Funds invest are valued at their respective net asset value (“NAV”) as reported by the underlying funds and are categorized in Level 1.
Debt securities held by the Funds are valued at their evaluated bid by an independent pricing service or at their last broker-quoted bid prices as obtained from one or more of the major market makers for such securities. Independent pricing services use information provided by market makers or estimates of market values through accepted market modeling conventions. Observable inputs to the models may include prepayment speeds, pricing spread, yield, trade information, dealer quotes, market color, cash flow models, the securities’ terms and conditions, among others, and are generally categorized in Level 2. Investments in asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche, and are generally categorized in Level 2. Debt securities with remaining maturities of 60 days or less may be valued at amortized cost, provided such amount approximates market value and are categorized in Level 2. While this method provides consistency in valuation (and may only be used if it approximates market value), it may result in periods during which fair value, as determined by amortized cost, is higher or lower than the price that would be received if the Fund sold the investment.
Securities mainly traded on a non-U.S. exchange or denominated in foreign currencies are generally valued according to the preceding closing values on that exchange, translated to U.S. dollars using currency exchange rates as of the close of regular trading on the NYSE, and are generally categorized in Level 1. However, if an event that may change the value of a security occurs after the time that the closing value on the non-U.S. exchange was determined, but before the close of regular trading on the NYSE, the security may be priced based on fair value and is generally categorized in Level 2. This may cause the value of the security, if held on the books of a Fund, to be different from the closing value on the non-U.S. exchange and may affect the calculation of that Fund’s NAV. The Funds may use fair value pricing under the following circumstances, among others:
•  If the value of a security has been materially affected by events occurring before the Funds' pricing time but after the close of the primary markets on which the security is traded.
•  If the exchange on which a portfolio security is principally traded closes early or if trading in a particular portfolio security was halted during the day and did not resume prior to the Funds' NAV calculation.
•  If a security is so thinly traded that reliable market quotations are unavailable due to infrequent trading.

Notes to Portfolio of Investments (Unaudited) (Continued)
•  If the validity of market quotations is not reliable.
Securities held by the Funds that do not have readily available market quotations, significant observable inputs, or securities for which the available market quotations are not reliable, are priced at their estimated fair value using procedures approved by the Funds’ Board of Trustees and are generally categorized in Level 3.
Each Fund is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.
Security transactions—Security transactions are reflected for financial reporting purposes as of the trade date.